Warrant Liabilities - Schedule of Changes in the Fair Value of Warrant Liabilities (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Changes in the Fair Value of Warrant Liabilities [Abstract]
Balance at beginning of period	$ 4,843,800
Liability assumed in business combination
Change in fair value	(3,738,650)
Balance at end of period	$ 1,105,150